Fees Summary	Aug. 28, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 895,269,515.00
Previously Paid Amount	0.00
Total Fee Amount	132,141.78
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 132,141.78
Narrative - Max Aggregate Offering Price	$ 895,269,515.00
Final Prospectus	true